UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [_]; Amendment Number:  _____

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Mason Capital Management, LLC
Address:     110 East 59th Street, 30th Floor
             New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Grizzetti
Title:    Chief Financial Officer
Phone:    (212) 771-1206

Signature, Place, and Date of Signing:

         /s/  John Grizzetti            New York, New York     November 14, 2008
       -----------------------------    ------------------     -----------------
/s/ by  John Grizzetti with Express        [City, State]             [Date]
        Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                              ----------
Form 13F Information Table Entry Total:           17
                                              ----------
Form 13F Information Table Value Total:       $1,609,943 (thousands)
                                              ----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

Column 1                    Column 2   Column 3    Column 4            Column 5            Column 6     Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                VALUE      SHRS OR              PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
     NAME OF ISSUER          CLASS       CUSIP     (X$1000)    PRN AMT      SH/PRN  CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
ANHEUSER BUSCH COS INC. CMN   COM      035229103  237,628     3,662,572       SH              Sole                  X
BCE INC. CMN                  COM      05534B760  156,077     4,496,600       SH              Sole                  X
CONSTELLATION ENERGY GROUP
  CMN                         COM      210371100  41,451      1,705,788       SH              Sole                  X
DRS TECHNOLOGIES, INC. CMN    COM      23330X100  195,015     2,540,915       SH              Sole                  X
GENENTECH INC. CMN            COM      368710406  252,449     2,846,745       SH              Sole                  X
GOLDEN ENTERPRISES CMN        COM      381010107  840         556,417         SH              Sole                  X
HUBBELL INCORPORATED CLASS
  A CMN CLASS A               COM      443510102  14,700      364,413         SH              Sole                  X
HUNTSMAN CORPORATION CMN      COM      447011107  81,071      6,434,168       SH              Sole                  X
INTERNET CAPITAL GROUP INC
  ORD CMN                     COM      46059C205  18,496      2,280,593       SH              Sole                  X
MDS INC CMN                   COM      55269P302  35,952      3,008,508       SH              Sole                  X
NATIONWIDE FINANCIAL
  SERVICES INC CL-A CLASS A   COM      638612101  246         4,982           SH              Sole                  X
NORTHWEST AIRLINES
  CORPORATION CMN             COM      667280408  110         12,214          SH              Sole                  X
PLAYBOY ENTERPRISES INC
  CL-B (HOLDING CO) CLASS B   COM      728117300  1,105       280,500         SH              Sole                  X
ROHM AND HAAS CO              COM      775371107  82,141      1,173,442       SH              Sole                  X
SP ACQUISITION HOLDINGS
  INC. 1 UNT=1SHR+1WTS       OTHER     78470A203  15,200      1,600,000       SH              Sole                  X
UNIONBANCAL CORPORATION CMN   COM      908906100  210,549     2,872,817       SH              Sole                  X
WM WRIGLEY JR CO DEL CMN      COM      982526105  266,913     3,361,621       SH              Sole                  X